Estimates (Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Deposits paid to vendors	$ 49	$ 41
Prepaid and other	263	270
Total other current assets	$ 312	$ 311